Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Trade accounts receivable	$ 5,380	$ 2,463
Allowance for credit losses	(114)	(64)
Accounts receivable from other related parties	178	171
Accounts receivable from shareholders
Accounts receivable from underwriters, promoters, and employees
Other accounts receivable	27	3
Total accounts receivable, net of allowance for credit losses	$ 5,471	$ 2,573